Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity ZERO Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Large Cap Index Fund
Class Name	Fidelity ZERO® Large Cap Index Fund
Trading Symbol	FNILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 11,939,065,338
Holdings Count | shares	511
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$11,939,065,338
Number of Holdings	511
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.6 Financials 14.5 Health Care 10.7 Consumer Discretionary 10.2 Communication Services 9.2 Industrials 8.5 Consumer Staples 6.0 Energy 3.2 Utilities 2.5 Real Estate 2.2 Materials 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.3 Ireland 0.4 Netherlands 0.1 Switzerland 0.1 United Kingdom 0.1 Canada 0.0 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 Netherlands - 0.1 Switzerland - 0.1 United Kingdom - 0.1 Canada - 0.0 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.7 Microsoft Corp 6.2 NVIDIA Corp 5.5 Amazon.com Inc 3.6 Meta Platforms Inc Class A 2.5 Berkshire Hathaway Inc Class B 2.1 Alphabet Inc Class A 1.9 Broadcom Inc 1.9 Tesla Inc 1.6 Alphabet Inc Class C 1.6 33.6
Fidelity SAI Japan Stock Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Japan Stock Index Fund
Class Name	Fidelity® SAI Japan Stock Index Fund
Trading Symbol	FSJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 684,074,623
Holdings Count | shares	186
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$684,074,623
Number of Holdings	186
Portfolio Turnover	7%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Consumer Discretionary 18.3 Financials 15.8 Information Technology 12.8 Communication Services 8.2 Health Care 7.5 Consumer Staples 5.5 Materials 3.5 Real Estate 2.4 Utilities 1.0 Energy 0.7 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 98.7 United States 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 98.7 United States - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Toyota Motor Corp 4.6 Sony Group Corp 4.2 Mitsubishi UFJ Financial Group Inc 3.8 Hitachi Ltd 2.9 Nintendo Co Ltd 2.3 Sumitomo Mitsui Financial Group Inc 2.3 Keyence Corp 2.1 Recruit Holdings Co Ltd 2.0 Tokio Marine Holdings Inc 1.8 Tokyo Electron Ltd 1.7 27.7
Fidelity SAI Canada Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Canada Equity Index Fund
Class Name	Fidelity® SAI Canada Equity Index Fund
Trading Symbol	FSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 5,404,561,554
Holdings Count | shares	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$5,404,561,554
Number of Holdings	86
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 37.1 Energy 16.5 Materials 12.1 Industrials 11.0 Information Technology 10.6 Consumer Staples 4.6 Consumer Discretionary 3.4 Utilities 3.0 Communication Services 1.0 Real Estate 0.3 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Canada 96.4 Brazil 1.7 United States 0.9 Zambia 0.4 Congo Democratic Republic Of 0.3 Chile 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 96.4 Brazil - 1.7 United States - 0.9 Zambia - 0.4 Congo Democratic Republic Of - 0.3 Chile - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.7 Shopify Inc Class A 5.2 Toronto Dominion Bank 5.1 Enbridge Inc 4.7 Brookfield Corp Class A 3.3 Constellation Software Inc/Canada 3.3 Bank of Montreal 3.2 Canadian Pacific Kansas City Ltd 3.1 Bank of Nova Scotia/The 2.8 Canadian Natural Resources Ltd 2.8 41.2
Fidelity ZERO Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Extended Market Index Fund
Class Name	Fidelity ZERO® Extended Market Index Fund
Trading Symbol	FZIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,632,240,611
Holdings Count | shares	2,105
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,632,240,611
Number of Holdings	2,105
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.3 Financials 18.2 Health Care 12.2 Consumer Discretionary 12.0 Information Technology 11.9 Real Estate 7.0 Materials 5.1 Consumer Staples 4.5 Communication Services 3.6 Energy 3.3 Utilities 2.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.3 United Kingdom 0.6 Puerto Rico 0.3 Bermuda 0.2 Sweden 0.2 Thailand 0.1 Switzerland 0.1 Canada 0.1 Belgium 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 United Kingdom - 0.6 Puerto Rico - 0.3 Bermuda - 0.2 Sweden - 0.2 Thailand - 0.1 Switzerland - 0.1 Canada - 0.1 Belgium - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EMCOR Group Inc 0.4 Anglogold Ashanti Plc 0.4 Casey's General Stores Inc 0.4 Nutanix Inc Class A 0.4 Guidewire Software Inc 0.4 Rollins Inc 0.4 BJ's Wholesale Club Holdings Inc 0.4 Equitable Holdings Inc 0.4 Loews Corp 0.4 US Foods Holding Corp 0.4 4.0
Fidelity SAI International Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Small Cap Index Fund
Class Name	Fidelity® SAI International Small Cap Index Fund
Trading Symbol	FSISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 808,263,262
Holdings Count | shares	2,023
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$808,263,262
Number of Holdings	2,023
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Financials 13.4 Consumer Discretionary 12.7 Real Estate 11.5 Materials 9.4 Information Technology 8.2 Consumer Staples 5.9 Health Care 5.4 Communication Services 4.2 Energy 2.5 Utilities 2.4 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Japan 36.1 United Kingdom 12.6 Australia 9.7 Sweden 5.3 Switzerland 4.6 Germany 4.2 France 3.3 Italy 3.1 Israel 3.1 Others 18.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 36.1 United Kingdom - 12.6 Australia - 9.7 Sweden - 5.3 Switzerland - 4.6 Germany - 4.2 France - 3.3 Italy - 3.1 Israel - 3.1 Others - 18.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) IHI Corp 0.5 Evolution Mining Ltd 0.4 Kawasaki Heavy Industries Ltd 0.4 Ryohin Keikaku Co Ltd 0.4 Belimo Holding AG 0.4 Weir Group PLC/The 0.4 BAWAG Group AG 0.3 PSP Swiss Property AG 0.3 Bankinter SA 0.3 Rightmove PLC 0.3 3.7
Fidelity ZERO International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® International Index Fund
Class Name	Fidelity ZERO® International Index Fund
Trading Symbol	FZILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,251,461,925
Holdings Count | shares	2,193
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$5,251,461,925
Number of Holdings	2,193
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 14.5 Information Technology 12.1 Consumer Discretionary 10.7 Health Care 7.7 Consumer Staples 6.8 Materials 5.9 Communication Services 5.6 Energy 3.9 Utilities 2.9 Real Estate 1.7 Common Stocks 96.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 16.4 United States 9.5 Canada 7.4 United Kingdom 7.3 China 7.1 Germany 6.0 France 5.4 Taiwan 5.0 Australia 4.5 Others 31.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.4 United States - 9.5 Canada - 7.4 United Kingdom - 7.3 China - 7.1 Germany - 6.0 France - 5.4 Taiwan - 5.0 Australia - 4.5 Others - 31.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.4 Tencent Holdings Ltd 1.3 SAP SE 1.1 Nestle SA 1.0 ASML Holding NV 1.0 Toyota Motor Corp 0.9 Alibaba Group Holding Ltd 0.8 Roche Holding AG 0.8 Novartis AG 0.8 Astrazeneca PLC 0.7 10.8
Fidelity ZERO Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Total Market Index Fund
Class Name	Fidelity ZERO® Total Market Index Fund
Trading Symbol	FZROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 24,578,833,962
Holdings Count | shares	2,614
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$24,578,833,962
Number of Holdings	2,614
Portfolio Turnover	1%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Financials 14.8 Health Care 10.9 Consumer Discretionary 10.4 Industrials 9.6 Communication Services 8.6 Consumer Staples 5.8 Energy 3.2 Real Estate 2.7 Utilities 2.5 Materials 2.3 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.3 Ireland 0.4 United Kingdom 0.1 Switzerland 0.1 Netherlands 0.1 Canada 0.0 Puerto Rico 0.0 Bailiwick Of Jersey 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.4 United Kingdom - 0.1 Switzerland - 0.1 Netherlands - 0.1 Canada - 0.0 Puerto Rico - 0.0 Bailiwick Of Jersey - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.0 Microsoft Corp 5.6 NVIDIA Corp 5.1 Amazon.com Inc 3.2 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 1.9 Alphabet Inc Class A 1.8 Broadcom Inc 1.7 Tesla Inc 1.5 Alphabet Inc Class C 1.4 30.5
Fidelity SAI Global ex U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Trading Symbol	FSGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 4,735,179,025
Holdings Count | shares	202
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,735,179,025
Number of Holdings	202
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Health Care 11.9 Communication Services 10.9 Consumer Staples 10.7 Industrials 10.2 Utilities 8.2 Consumer Discretionary 6.3 Information Technology 5.9 Real Estate 2.5 Energy 2.3 Materials 2.1 Common Stocks 94.2 International Equity Funds 3.5 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.2 International Equity Funds - 3.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 Japan 20.4 United States 15.7 China 11.9 Canada 10.1 Taiwan 9.2 United Kingdom 6.2 Switzerland 3.8 Saudi Arabia 3.5 Hong Kong 3.3 Others 15.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.4 United States - 15.7 China - 11.9 Canada - 10.1 Taiwan - 9.2 United Kingdom - 6.2 Switzerland - 3.8 Saudi Arabia - 3.5 Hong Kong - 3.3 Others - 15.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) iShares MSCI India ETF 3.5 Roche Holding AG 2.3 Novartis AG 2.2 Astrazeneca PLC 2.2 Nestle SA 2.1 Intact Financial Corp 1.8 Novo Nordisk A/S Series B 1.7 SoftBank Corp 1.7 Koninklijke Ahold Delhaize NV 1.7 Dollarama Inc 1.7 20.9
Fidelity Series International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Index Fund
Class Name	Fidelity® Series International Index Fund
Trading Symbol	FHLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 606,746,811
Holdings Count | shares	701
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$606,746,811
Number of Holdings	701
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 18.0 Health Care 11.7 Consumer Discretionary 10.1 Consumer Staples 8.5 Information Technology 8.0 Materials 5.5 Communication Services 5.1 Utilities 3.2 Energy 3.0 Real Estate 1.8 Common Stocks 97.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 Japan 21.6 United States 12.3 United Kingdom 11.4 Germany 10.1 France 9.5 Australia 6.6 Switzerland 4.8 Netherlands 3.9 Sweden 3.1 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 United States - 12.3 United Kingdom - 11.4 Germany - 10.1 France - 9.5 Australia - 6.6 Switzerland - 4.8 Netherlands - 3.9 Sweden - 3.1 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 1.8 Nestle SA 1.6 ASML Holding NV 1.5 Roche Holding AG 1.3 Novartis AG 1.2 Astrazeneca PLC 1.2 Novo Nordisk A/S Series B 1.2 HSBC Holdings PLC 1.2 Shell PLC 1.1 Toyota Motor Corp 1.0 13.1